Average Annual Total Returns - Rational Dynamic Brands Fund		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Morningstar Global Target Market Exposure Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.20%	10.01%	9.21%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	25.02%	14.53%	13.10%
MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	18.01%	10.58%	9.79%
Rational Dynamic Brands Fund Institutional Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		26.26%	14.18%	10.90%
Rational Dynamic Brands Fund Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		26.26%	12.27%	6.34%
Rational Dynamic Brands Fund Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		15.55%	10.52%	6.66%
Rational Dynamic Brands Fund Class A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		19.96%	12.77%	10.06%
Rational Dynamic Brands Fund Class C Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		25.05%	13.07%	9.89%

[1]	The Fund changed its primary benchmark from the MSCI ACWI Index to the Morningstar Global Target Market Exposure Index because the continued use of the MSCI ACWI Index as a benchmark of the Fund is no longer authorized except in order to comply with regulatory requirements.